Financial Instruments and Risk Management - Schedule of Foreign Currency Risk Based on the Carrying Amounts (Details) - MYR (RM)	Dec. 31, 2025	Dec. 31, 2024
CNY [Member]
Financial assets in foreign currencies
Cash and bank balances	RM 2,116	RM 2,194
Financial liabilities in foreign currencies
Trade payables	(1,432,416)	(7,075,765)
Other payables
Total	(1,432,416)
USD [Member]
Financial assets in foreign currencies
Cash and bank balances	2,117,602	1,136,521
Financial liabilities in foreign currencies
Trade payables	(870,994)
Other payables	(47,244)
Total	RM (918,237)